Neuberger Berman Alternative Funds®

Supplement to the Statement of Additional Information of Neuberger Berman Absolute Return Multi-Manager Fund (“ARMM”) dated February 28, 2021, as amended and supplemented

Effective immediately, the following hereby replaces the section of the ARMM SAI entitled “Investment Management and Administration Services – Portfolio Manager Information – Ownership of Securities”:

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund, as of November 30, 2021. Beneficial ownership includes a Portfolio Manager’s direct investments, investments by immediate family members, and notional amounts invested through contingent compensation plans.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Owned in the Fund
Fred Ingham	Neuberger Berman Absolute Return Multi-Manager Fund	C
David Kupperman	Neuberger Berman Absolute Return Multi-Manager Fund	G
Jeffrey Majit	Neuberger Berman Absolute Return Multi-Manager Fund	D

A = None	E = $100,001-$500,000
B = $1-$10,000	F = $500,001-$1,000,000
C = $10,001-$50,000	G = Over $1,000,001
D =$50,001-$100,000

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund, as of October 31, 2021. Beneficial ownership includes a Portfolio Manager’s direct investments, investments by immediate family members, and notional amounts invested through contingent compensation plans.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Owned in the Fund
Fred Ingham	Neuberger Berman Absolute Return Multi-Manager Fund	C
David Kupperman	Neuberger Berman Absolute Return Multi-Manager Fund	E
Jeffrey Majit	Neuberger Berman Absolute Return Multi-Manager Fund	D

A = None	E = $100,001-$500,000
B = $1-$10,000	F = $500,001-$1,000,000
C = $10,001-$50,000	G = Over $1,000,001
D =$50,001-$100,000

The date of this supplement is December 2, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

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